Leases - Maturities of operating lease liabilities (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Leases
2024	¥ 284,976
2025	193,875
2026	132,049
2027	85,279
2028	83,947
Thereafter	106,998
Total operating lease payments	887,124
Less: imputed interest	(71,802)
Total	¥ 815,322